Long Term Debt and Notes Payable (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of future annual principal payments
2014	$ 786,584
2015	179,084
2016	44,084
2017	31,248
2018	5,576
Thereafter	147,361
Total	$ 316,437	$ 218,970